Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Loss [Abstract]
Components of Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2015	12/31/2014	12/31/2013
Unrealized gains (losses) on available for sale securities	$96	$296	$(751)
Unrecognized expense for defined benefit pension	(2,299)	(2,493)	(908)
Accumulated other comprehensive loss	$(2,203)	$(2,197)	$(1,659)